UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 1/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2011 (Unaudited)

DWS Emerging Markets Equity Fund
	Shares	Value ($)
Common Stocks 93.8%
Australia 0.3%
Anvil Mining Ltd.* (Cost $677,667)	142,000	825,326
Brazil 16.9%
All America Latina Logistica	230,000	1,942,710
Banco Santander Brasil SA (Units)	240,000	2,783,047
JBS SA	535,000	2,021,956
Lojas Renner SA	53,702	1,559,241
Lupatech SA*	137,711	1,445,720
Natura Cosmeticos SA	104,000	2,664,027
OGX Petroleo e Gas Participacoes SA*	375,000	3,871,592
OSX Brasil SA*	7,600	1,887,519
PDG Realty SA Empreendimentos e Participacoes	228,000	1,261,082
Petroleo Brasileiro SA	175,000	3,154,714
Petroleo Brasileiro SA (ADR)	95,000	3,489,350
Rossi Residencial SA	215,000	1,690,902
Santos Brasil Participacoes SA (Units)	210,000	3,117,970
Vale SA (ADR) (a)	164,000	5,712,120
Vale SA (ADR) (Preferred) (a)	203,000	6,288,940

(Cost $40,044,363)		42,890,890
Canada 2.9%
SouthGobi Resources Ltd.* (b) (Cost $5,410,954)	513,900	7,367,514
Cayman Islands 1.3%
Golden Eagle Retail Group Ltd. (c) (Cost $2,489,491)	1,260,000	3,437,828
China 12.9%
BaWang International Group Holding Ltd. (a)	5,400,000	1,525,451
Changsha Zoomlion Heavy Industry Science & Technology Development Co., Ltd. "H"*	573,000	1,306,707
China Construction Bank Corp. "H"	3,569,000	3,130,372
China Life Insurance Co., Ltd. (ADR) (a)	78,000	4,546,620
China National Building Material Co., Ltd. "H"	1,150,000	2,849,241
China Shenhua Energy Co., Ltd. "H"	740,000	3,018,816
China Southern Airlines Co., Ltd. "H"*	2,900,000	1,470,960
Greatview Aseptic Packaging Co., Ltd.*	1,089,000	842,243
Industrial & Commercial Bank of China Ltd. "H"	3,716,527	2,756,630
iSoftStone Holdings Ltd. (ADR)*	57,538	1,081,714
Jiangxi Copper Co., Ltd. "H"	710,000	2,254,297
Kingdee International Software Group Co., Ltd. (a)	4,000,000	2,624,527
Lonking Holdings Ltd.	3,200,000	1,875,402
Shenzhen Expressway Co., Ltd. "H"	1,400,000	825,134
Uni-President China Holdings Ltd.	4,797,000	2,706,012

(Cost $31,387,101)		32,814,126
Hong Kong 10.8%
Belle International Holdings Ltd.	1,350,000	2,313,397
China Mengniu Dairy Co., Ltd. (c)	1,165,000	3,264,422
China Yurun Food Group Ltd. (c)	1,727,000	5,603,155
CNOOC Ltd.	1,617,000	3,603,361
GOME Electrical Appliances Holdings Ltd.* (c)	8,400,000	3,162,347
Hengan International Group Co., Ltd. (c)	315,000	2,368,170
PAX Global Technology Ltd.*	3,774,000	1,335,989
SJM Holdings Ltd. (d)	1,185,000	1,989,745
Vitasoy International Holdings Ltd.	4,490,000	3,961,793

(Cost $21,964,779)		27,602,379
India 5.1%
Bharat Heavy Electricals Ltd.	36,200	1,750,334
Bharti Airtel Ltd.	155,000	1,082,072
Hero Honda Motors Ltd.	43,000	1,539,554
Housing Development Finance Corp., Ltd.	73,000	1,000,854
ICICI Bank Ltd.	60,000	1,339,617
Larsen & Toubro Ltd.	76,245	2,737,835
Sintex Industries Ltd.	350,000	1,107,617
Sobha Developers Ltd.	199,000	1,136,047
Sterlite Industries (India) Ltd. (ADR)	98,000	1,416,100

(Cost $10,852,221)		13,110,030
Indonesia 3.3%
Astra International Tbk PT	875,000	4,731,882
Indocement Tunggal Prakarsa Tbk PT	1,350,000	2,021,770
Harum Energy Tbk PT*	1,800,000	1,590,242

(Cost $8,149,698)		8,343,894
Korea 10.7%
Hyundai Mobis*	26,250	6,044,955
Kia Motors Corp.	77,000	3,757,944
LG Display Co., Ltd.	80,000	2,717,464
POSCO	5,000	2,032,918
Samsung Electronics Co., Ltd.	14,431	12,680,415

(Cost $22,718,149)		27,233,696
Luxembourg 1.0%
Evraz Group SA (GDR) (REG S)*	35,000	1,359,313
Tenaris SA (ADR) (a)	25,000	1,179,250

(Cost $2,372,496)		2,538,563
Malaysia 4.3%
Bursa Malaysia Bhd.	950,000	2,589,150
Gamuda Bhd.	2,150,000	2,680,468
Petronas Chemicals Group Bhd.*	950,000	1,899,589
Sime Darby Bhd.	1,250,000	3,753,139

(Cost $10,843,139)		10,922,346
Mexico 3.2%
America Movil SAB de CV "L" (ADR)	33,000	1,880,670
Genomma Lab Internacional SA "B"*	480,000	1,216,717
Grupo Mexico SAB de CV "B"	440,000	1,727,574
OHL Mexico SAB de CV*	1,071,428	2,087,920
Wal-Mart de Mexico SAB de CV "V"	460,000	1,279,400

(Cost $6,698,579)		8,192,281
Poland 0.6%
Powszechny Zaklad Ubezpieczen SA (Cost $1,440,626)	12,000	1,444,055
Russia 9.7%
Gazprom OAO (ADR) (e)	175,000	4,648,415
Gazprom OAO (ADR) (e)	130,000	3,478,800
LUKOIL (ADR) (e)	22,398	1,375,226
LUKOIL (ADR) (e)	37,000	2,292,890
Mining & Metallurgical Co. Norilsk Nickel (ADR)	95,000	2,409,200
OAO TMK (GDR) REG S*	134,550	2,705,547
Sberbank of Russia	1,776,000	6,209,312
Uralkali (GDR) REG S	41,000	1,536,426

(Cost $25,071,465)		24,655,816
Taiwan 7.7%
Hon Hai Precision Industry Co., Ltd.	1,320,000	5,652,245
Quanta Computer, Inc.	1,145,000	2,419,165
Synnex Technology International Corp.	1,290,000	3,385,026
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (a)	279,999	3,659,587
TXC Corp.	975,000	1,862,718
Wistron Corp.	1,272,313	2,491,824

(Cost $16,543,587)		19,470,565
Turkey 1.2%
Akenerji Elektrik Uretim AS*	510,000	987,052
TAV Havalimanlari Holding AS*	460,000	2,166,137

(Cost $2,438,080)		3,153,189
United Kingdom 1.1%
Cove Energy PLC*	800,000	1,333,696
Tullow Oil PLC (f)	65,000	1,381,652

(Cost $2,468,623)		2,715,348
United States 0.8%
Southern Copper Corp. (a) (g) (Cost $1,492,736)	43,000	1,927,260

Total Common Stocks (Cost $213,063,754)		238,645,106
Preferred Stocks 2.7%
Brazil
Banco Bradesco SA	134,000	2,475,899
Banco Bradesco SA (Subscription Receipts)	2,220	32,042
Banco do Estado do Rio Grande do Sul SA "B"	250,000	2,459,582
Itau Unibanco Holding SA	85,000	1,814,781

Total Preferred Stocks (Cost $4,905,658)		6,782,304
Securities Lending Collateral 7.2%
Daily Assets Fund Institutional, 0.25% (h) (i) (Cost $18,388,736)	18,388,736	18,388,736

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $236,358,148) †	103.7	263,816,146
Notes Payable	(1.4)	(3,550,000)
Other Assets and Liabilities, Net	(2.3)	(5,864,258)

Net Assets	100.0	254,401,888

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $239,025,445.  At January 31, 2011, net unrealized appreciation for all securities based on tax cost was $24,790,701.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $41,270,935 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,480,234.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2011 amounted to $18,052,776 which is 7.1% of net assets.
(b)	Security is listed in country of domicile. Significant business activities of company are in Mongolia.
(c)	Security is listed in country of domicile. Significant business activities of company are in China.
(d)	Security is listed in country of domicile. Significant business activities of company are in Macau.
(e)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(f)	Security is listed in country of domicile. Significant business activities of company are in Africa and South Asia.
(g)	Security is listed in country of domicile. Significant business activities of company are in Latin America.
(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At January 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

KOSPI 200 Index	KRW	3/10/2011	130	15,892,045	720,592

Currency Abbreviation

KRW	South Korean Won

At January 31, 2011 the DWS Emerging Markets Equity Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common and Preferred Stocks
Energy	45,044,888	18.4%
Information Technology	39,910,674	16.3%
Materials	36,436,013	14.8%
Financials	33,718,008	13.7%
Consumer Discretionary	31,488,877	12.8%
Industrials	28,268,053	11.5%
Consumer Staples	25,394,386	10.4%
Telecommunication Services	2,962,742	1.2%
Health Care	1,216,717	0.5%
Utilities	987,052	0.4%
Total	245,427,410	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common and Preferred Stocks
Australia	$825,326	$—	$—	$825,326
Brazil	49,673,194	—	—	49,673,194
Canada	—	7,367,514	—	7,367,514
Cayman Islands	—	3,437,828	—	3,437,828
China	5,628,334	27,185,792	—	32,814,126
Hong Kong	—	27,602,379	—	27,602,379
India	1,416,100	11,693,930	—	13,110,030
Indonesia	—	8,343,894	—	8,343,894
Korea	—	27,233,696	—	27,233,696
Luxembourg	2,538,563	—	—	2,538,563
Malaysia	—	10,922,346	—	10,922,346
Mexico	8,192,281	—	—	8,192,281
Poland	—	1,444,055	—	1,444,055
Russia	3,945,626	20,710,190	—	24,655,816
Taiwan	3,659,587	15,810,978	—	19,470,565
Turkey	—	3,153,189	—	3,153,189
United Kingdom	—	2,715,348	—	2,715,348
United States	1,927,260	—	—	1,927,260
Short-Term Investments	18,388,736	—	—	18,388,736
Derivatives(j)	720,592	—	—	720,592
Total	$96,915,599	$167,621,139	$—	$264,536,738

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2011.

(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$720,592

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2011